Derivatives and Hedging Activities (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Interest Rate Derivatives
The following is a summary of our interest rate swaps that were designated as cash flow hedges of interest rate risk as of June 30, 2019 and December 31, 2018 (notional amounts in thousands):

	June 30, 2019	December 31, 2018
Count	11	12
Notional amount	$1,587,000	$1,687,000
Fixed LIBOR	0.7% - 2.9%	0.7% - 2.9%
Maturity date	2019 - 2025	2019 - 2025

Schedule of Derivative Instruments, Effect on Other Comprehensive Income (Loss)
The table below details the nature of the gain or loss recognized on interest rate derivatives designated as cash flow hedges in the consolidated statements of operations (in thousands):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2019	2018	2019	2018
Amount of (loss) gain recognized in other comprehensive income on derivatives(1)	$(22,348)	$5,608	$(35,205)	$19,047
Amount of gain reclassified from AOCI into interest expense(1)	(1,297)	(753)	(2,801)	(704)

(1)	Changes in value are solely driven from changes in LIBOR futures as a result of various economic factors.

The table below details the nature of the gain or loss recognized on interest rate derivatives designated as cash flow hedges in the consolidated statements of operations and comprehensive income (loss) for the years ended December 31, 2018, 2017, and 2016 (in thousands):

	2018	2017	2016
Amount of (loss) gain recognized in OCI on derivatives	$(895)	$2,770	$6,979
Amount of (gain) loss reclassified from AOCI into interest expense	(3,261)	1,810	3,586